November 3, 2008

Dreyfus Equity Funds
Offering Class T Shares
Supplement to Current Prospectus

     Effective on or about February 4, 2009 (the “Effective Date”), each fund will issue to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Thereafter, each fund will no longer offer Class T shares.

     Effective on or about December 3, 2008, no investments for new accounts will be permitted in Class T of any fund, except that participants in certain group retirement plans will be able to open a new account in Class T of the fund, if the fund was established as an investment option under the plans before December 3, 2008. After the Effective Date, subsequent investments in a fund’s Class A shares made by holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares will be subject to the front-end sales load schedule currently in effect for Class T shares. Otherwise, all other Class A share attributes will be in effect.

November 3, 2008

Dreyfus Equity Funds
Offering Class T Shares
Supplement to Current Statement of Additional Information

     Effective on or about February 4, 2009 (the “Effective Date”), each Fund will issue to each holder of its Class T shares, in exchange for said shares, Class A shares of the Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Thereafter, each Fund will no longer offer Class T shares.

     Effective on or about December 3, 2008, no investments for new accounts will be permitted in Class T of any Fund, except that participants in certain group retirement plans will be able to open a new account in Class T of the Fund, if the Fund was established as an investment option under the plans before December 3, 2008. After the Effective Date, subsequent investments in a Fund’s Class A shares made by holders of the Fund’s Class T shares who received Class A shares of the Fund in exchange for their Class T shares will be subject to the front-end sales load schedule currently in effect for Class T shares. Otherwise, all other Class A share attributes will be in effect.